Related Parties Payable	12 Months Ended
Dec. 31, 2021
Disclosure of transactions between related parties [abstract]
RELATED PARTIES PAYABLE
29.	RELATED PARTIES PAYABLE

(1)	Nature of relationship with related parties

Name	Relationship with the Group
Yan, Keyan	Co-chairman of the Board of Directors and interim Chief Financial Officer
Chen, Bizhen	Wife of Yan, Keyan
Sun, Lei	Chief Executive Officer
Li Huidan	Co-chairman of the Board of Directors

(2)	Significant balances between the Group and the above related parties:

		As at December 31,
Name	Nature	2021	2020
Yan, Keyan	Borrowing of funds	36,697	826,422
Sun, Lei	Borrowing of funds	430,871	306,389
		467,568	1,132,811

Related parties payables were unsecured, non-interest bearing and repayment on demand.

(3) Significant related parties transactions between the Group and the above related parties:

During 2021, Mr. Yan and Ms. Chen provided personal guarantees for the loans as set forth in Note 30.

During 2021, the Company issued 674,626 shares to Mr. Yan to repurchase his loan to the Company, with value of $809,551.

During 2021, the Company issued 550,000 shares to 3 Directors for their compensation as below:

Name	Shares issued	Value
Yan, Keyan	150,000	$579,000
Sun, Lei	200,000	772,000
Li Huidan	200,000	772,000
	550,000	$2,123,000

*	The Company entered into a lease arrangement for office space with this related party in 2010. The breakdown of the commitment to the lease is disclosed in note 34.